Financial Liabilities at Amortised Cost - Narrative (Details)	12 Months Ended
	Dec. 31, 2024 CLF	Dec. 31, 2024 CLP ($)	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2023 CLF	Dec. 31, 2023 CLP ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 JPY (¥)
Financial Liabilities at Amortised Cost (Details) [Line Items]
Percentage of yearly interest yield	5.18%	5.18%	5.18%	5.23%	5.23%	5.23%	5.23%
Placement of senior bonds	CLF 21,302,000	$ 145,550,000,000	SFr 225,000,000	CLF 7,719,000	$ 424,400,000,000	$ 30,000,000	¥ 25,500,000,000
Bottom of range
Financial Liabilities at Amortised Cost (Details) [Line Items]
Range of maturities period	5 years	5 years	5 years
Top of range
Financial Liabilities at Amortised Cost (Details) [Line Items]
Range of maturities period	20 years	20 years	20 years